SCHWAB CAPITAL TRUST

SCHWAB MARKETTRACK PORTFOLIOS
Schwab MarketTrack Conservative Portfolio

Supplement dated December 10, 2009 to the
Prospectus dated February 28, 2009,
as supplemented July 1, 2009 and November 11, 2009

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective December 10, 2009, the Schwab MarketTrack Conservative Portfolio no longer offers P Shares.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Charles Schwab & Co., Inc. Member SIPC
REG53286-00 (12/09) ©2009 All Rights Reserved